TANGIBLE FIXED ASSETS - Acquisition of DPN LLC (Details)	Mar. 08, 2021 GBP (£) a EquityInstruments	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Contingent consideration to be settled in shares		£ 8,071,000	£ 0
DPN LLC Inc
Disclosure of detailed information about property, plant and equipment [line items]
Area of land acquired | a	160
Option to purchase further land | a	157
Consideration	£ 3,600,000
Issue and allotment of share | EquityInstruments	3,497,817
Share based payment issued	£ 3,521,000
Contingent consideration to be settled in shares	8,659,000
Tangible fixed assets (Land)	12,180,000
Total	£ 12,180,000